FAIR VALUE (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
Short-term investments
Variable-rate financial instruments		$ 99,663
Long-term investments
Equity Securities, FV-NI	$ 26,696	132,143
Fair value option investments	7,258	7,484
Available-for-sale investments	303,584	346,185
Total	337,538	585,475
Fair Value, Inputs, Level 1
Long-term investments
Equity Securities, FV-NI	26,696	132,143
Total	26,696	132,143
Fair Value, Inputs, Level 2
Short-term investments
Variable-rate financial instruments		99,663
Long-term investments
Total		99,663
Fair Value, Inputs, Level 3
Long-term investments
Fair value option investments	7,258	7,484
Available-for-sale investments	303,584	346,185
Total	$ 310,842	$ 353,669